Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000229340
Shareholder Report [Line Items]
Fund Name	Ultra Short-Term Bond ETF
Trading Symbol	TBUX
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ultra Short-Term Bond ETF ("the fund") for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short-Term Bond ETF	$9	0.17%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
AssetsNet	$ 259,303,000
Holdings Count | Holding	513
InvestmentCompanyPortfolioTurnover	31.70%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$259,303 Number of Portfolio Holdings513 Portfolio Turnover Rate31.7%
Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

U.S. Treasury Securities	0.3%
AAA Rated	27.3
AA Rated	6.2
A Rated	25.7
BBB Rated	38.1
BB Rated	0.5
Not Rated	0.1
Reserves	1.8

*Credit ratings for the securities held in the Fund are provided by Moody's, Standard & Poor's, and Fitch and are converted to the Standard & Poor's nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bills	3.5%
Santander Drive Auto Receivables Trust	1.6
Energy Transfer LP	1.2
Targa Resources Corp	1.2
Carvana Auto Receivables Trust	1.0
Exeter Automobile Receivables Trust	1.0
Bacardi-Martini BV	1.0
Marble Point CLO XII	1.0
Verus Securitization Trust	1.0
Constellation Brands Inc	1.0

Material Fund Change [Text Block]